SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.11%	[1]	0.11%	[1]	0.11%	[1]
Risk-free interest rate, maximum	2.66%	[1]	2.66%	[1]	2.66%	[1]
Expected volatility, minimum	38.15%	[2]	39.17%	[2]	39.97%	[2]
Expected volatility, maximum	42.04%	[2]	42.04%	[2]	42.04%	[2]
Dividend yield		[3]		[3]		[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	2 years	[4]	2 years	[4]	2 years	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	[4]	5 years	[4]	5 years	[4]

[1]	Risk-free interest rateRisk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.
[2]	Expected volatility The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.
[3]	Dividend yield The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.
[4]	Expected life The expected life was estimated as the average between the vesting term of the options and the original contractual term.